LONG-TERM LOANS FROM OTHERS	12 Months Ended
Dec. 31, 2013
LONG-TERM LOANS FROM OTHERS
NOTE 12:-	LONG-TERM LOANS FROM OTHERS

a.	Long-term loans from others - composition:

	Interest rate		December 31,
	2013	2012	2013	2012
	%

In NIS linked to CPI (see c1 below)	4	4	$384	$169
In Euro (see c2 and c3 below)	8-16	8-16	9	31
In U.S. dollars (see c4 below)	-	-	737	737
In other currencies (see c5 below)	6	-	838	-

			1,968	937
Less - current maturities			667	12

			$1,301	$925

b.	As of December 31, 2013, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2014 (current maturities)	667
2015	564
2016	-
2017	-
Thereafter	737

1,968

c.	1.
During 2008-2009, Shagrir's subsidiary received loan in an amount of $ 140 from its other non-controlling shareholders. The loan bears an annual interest rate of 4% and is linked to the Israeli CPI. According to the purchase agreement the loans will be repaid only after Shagrir's subsidiary will repay in full the loan it received from Shagrir. As of December 31, 2013, the balance of the loan is $ 191.

2.
In July 2013, Shagrir's subsidiary received a loan from its supplier in the amount of NIS $ 216 for the purchase of 9 cars. As of December 31, 2013 the balance of the loan is $ 193. The loan bears an annual interest rate of prime +3.8%.

3.
During August and October 2008, and March 2010, Pointer Romania signed a vehicle capital lease agreement. The liability bears an annual interest rate of 8-16%. The loan will be repaid in 36 equal monthly payments.

4.
In September 2008, Pointer Romania received a loan of EURO 25thousands from its Romanian shareholder. The loan bears an annual interest rate of 2%. During 2013 the Romanian subsidiary paid EURO 6 thousands of the loan balance

5.
The loan balance of Pointer Brazil to Bracco (a former shareholder of Pointer Brazil) as of 31st December is $838. The loan bears an annual interest rate of 6% and will be repaid over a period of eighteen months, million (see note 1g).

6.
The loan balance of Pointer Brazil to Bracco (a former shareholder of Pointer Brazil) as of 31st December is $875. The loan bears an annual interest rate of 6% and will be repaid over a period of eighteen months, million. (see note 1g.)